Note 12 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(In Thousands)

	December 31
	2020	2019

Salaries, bonus and benefits	$2,628	$3,020
Engineering related expenses	1,070	688
Other payables (refer to Note 7)	629	-
Payable for acquisition of equipment	283	-
Legal and audit fees	186	231
Shipping expenses	152	116
Withholding tax payable	118	67
Warranty provision	114	87
Promotional expenses	83	47
Value-added tax payable	50	100
Other accrued expenses	621	483

Total	$5,934	$4,839